Income Taxes - Schedule of Income tax expense (benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
U.S. federal income tax (benefit)			$ 0	$ 0	$ 0
State and local income tax (benefit)			359	81
Foreign income tax (benefit)			14
Current Income Tax Expense (Benefit), Total			373	81
Deferred:
U.S. federal income tax (benefit)			0	0	0
State and local income tax (benefit)			(475)	159	(180)
Foreign income tax (benefit)			0	0	0
Deferred Income Tax Expense (Benefit), Total			(475)	159	(180)
Total:
U.S. federal income tax (benefit)			0	0	0
State and local income tax (benefit)			(116)	240	(180)
Foreign income tax (benefit)			14
Total income tax (benefit)	$ 188	$ (46)	$ (102)	$ 240	$ (180)